ENTITY - WIDE DISCLOSURES	0 Months Ended
Sep. 30, 2011
Entity Wide Disclosures [Abstract]
Schedule Of Entity Wide Information Revenue From External Customers By Products And Services Or By Geographic Areas [Text Block]
NOTE 9 – Entity-wide disclosures:
Net sales by geographic area were as follows:

	Three months ended		Nine months ended
	September 30,		September 30,

	U.S. $ in millions
	2011	2010	2011	2010
North America	$2,183	$2,724	$6,346	$7,500
Europe	1,344	1,001	4,166	2,624
International markets	817	525	2,124	1,579

	$4,344	$4,250	$12,636	$11,703